Equity-accounted investees - Assets, Liabilities, Revenue and Expenses of Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity-Accounted Investees [Line Items]
Current assets	$ 5,866,141	$ 6,991,509
Non-current assets	4,912,696	3,827,592
Current liabilities	2,513,876	3,051,547
Non-current liabilities	3,787,532	2,835,553
Revenue	7,467,490	10,710,578	$ 2,862,315
Net income (loss)	930,267	3,914,284	592,205
Other comprehensive income	145,828	14,291	(37,993)
Comprehensive income	1,076,095	3,928,575	554,212
Associates
Equity-Accounted Investees [Line Items]
Current assets	90,570	64,197
Non-current assets	150,268	17,964
Current liabilities	55,090	28,881
Non-current liabilities	917	2
Revenue	138,801	127,542	95,784
Net income (loss)	5,629	23,180	9,423
Other comprehensive income	12	(21)	(34)
Comprehensive income	5,641	23,159	9,389
Ajay North America
Equity-Accounted Investees [Line Items]
Current assets	26,280	30,455
Non-current assets	16,307	15,972
Current liabilities	6,553	10,395
Non-current liabilities	0	2
Revenue	60,019	63,482	47,375
Net income (loss)	7,617	10,919	5,718
Other comprehensive income	0	0	0
Comprehensive income	7,617	10,919	5,718
Ajay Europe SARL
Equity-Accounted Investees [Line Items]
Current assets	27,263	33,742
Non-current assets	3,197	1,992
Current liabilities	15,015	18,486
Non-current liabilities	0	0
Revenue	73,952	64,060	48,409
Net income (loss)	8,025	12,261	3,705
Other comprehensive income	12	(21)	(34)
Comprehensive income	8,037	$ 12,240	$ 3,671
SAS Adionics
Equity-Accounted Investees [Line Items]
Current assets	19,645
Non-current assets	12,294
Current liabilities	5,141
Non-current liabilities	917
Revenue	4,156
Net income (loss)	(4,924)
Other comprehensive income	0
Comprehensive income	(4,924)
Electric Era Technologies Inc.
Equity-Accounted Investees [Line Items]
Current assets	15,486
Non-current assets	242
Current liabilities	3,702
Non-current liabilities	0
Revenue	674
Net income (loss)	(3,177)
Other comprehensive income	0
Comprehensive income	(3,177)
Altilium Metals Ltd.
Equity-Accounted Investees [Line Items]
Current assets	1,896
Non-current assets	118,228
Current liabilities	24,679
Non-current liabilities	0
Revenue	0
Net income (loss)	(1,912)
Other comprehensive income	0
Comprehensive income	$ (1,912)